UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.




MEZZACAPPA LONG/SHORT
FUND, LLC
FINANCIAL STATEMENTS (UNAUDITED)
SEMI-ANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED
SEPTEMBER 30, 2006


MEZZACAPPA LONG/SHORT FUND, LLC
CONTENTS
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------------------------------------------



                                                                                                              PAGE
Financial Statements (Unaudited)

Schedule of Investments ..........................................................................................2

Statement of Assets, Liabilities and Members' Capital  ...........................................................4

Statement of Operations ..........................................................................................5

Statements of Changes in Members' Capital  .......................................................................6

Statement of Cash Flows ..........................................................................................7

Notes to the Financial Statements ................................................................................8














The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 332-2000; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.



Mezzacappa Long/Short Fund, LLC
Schedule of Investments (Unaudited)
September 30, 2006
----------------------------------------------------------------------------------------------------------



[PIE CHART OMITTED]


Investment Objective as a percentage of Total Investments in Portfolio Funds

Percentages are as follows:

  Long/Short Equity -61.3%
  Event Driven - 18.4%
  Macro - 20.3%



                                                                                   % OF
                                                                                 MEMBERS'
PORTFOLIO FUNDS                                         COST          VALUE      CAPITAL*   LIQUIDITY**
----------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus European LP                                  $  8,750,000  $  10,449,798     4.98% Quarterly
Courage Special Situations Offshore Fund, Ltd.          7,717,493      8,749,906     4.17% Quarterly
Delta Offshore, Ltd.                                    9,250,000      8,941,777     4.26% Monthly
ECF Value Fund International, Ltd.                     10,500,000     13,175,883     6.28% Quarterly
Eminence Fund, Ltd.                                    10,552,098     15,367,199     7.32% Semi-Annually
FBR Small Cap Fund                                         94,327        193,848     0.09% Daily
FPA Crescent Fund, Inc.                                   459,417        439,566     0.21% Daily
Front Street Energy and Power
     Performance Offshore Fund, Inc.                    3,900,000      5,202,783     2.48% Monthly
Global Undervalued Securites Fund, Ltd.                 2,000,000      2,076,346     0.99% Quarterly
Harbor International Fund                               5,452,805      6,160,237     2.93% Daily
Prism Offshore Fund, Ltd.                              10,000,000     10,819,278     5.15% Monthly
SR Global Fund L.P.                                     5,500,000      5,846,845     2.78% Monthly
SR Phoenicia L.P.                                       5,500,000      6,283,419     2.99% Quarterly
Seminole Offshore Fund, Ltd.                           11,450,000     14,086,223     6.71% Quarterly
Third Avenue International Value Fund                   4,380,186      5,192,506     2.47% Daily
Viking Global Equities III, Ltd.                       11,267,732     14,890,804     7.09% Annually
                                                    ---------------------------------------
     Total Long/Short Equity                          106,774,058    127,876,418    60.90%
                                                    ---------------------------------------

The accompanying notes are an integral part of the financial statements.

                                       2



MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------


                                                                                   % OF
                                                                                 MEMBERS'
PORTFOLIO FUNDS (CONTINUED)                              COST         VALUE      CAPITAL*   LIQUIDITY**
--------------------------------------------------------------------------------------------------------
MACRO:
Blenheim Global Markets Fund, Ltd.                   $  4,839,714   $  5,049,824     2.40% Monthly
Clarium Capital Fund, Ltd.                              3,000,000      2,852,700     1.36% Quarterly
Drawbridge Global Macro Fund LP                         5,000,000      4,957,172     2.36% Quarterly
Forum Global Opportunities Fund, LP                     2,325,375      2,425,890     1.16% Quarterly
Newsmith Global Opportunities
       Hedge Fund Limited                               2,057,134      1,768,110     0.84% Monthly
NWI Explorer Global Macro Fund, L.P.                    7,000,000      7,020,656     3.34% Quarterly
Wexford Offshore Catalyst Fund, Ltd.                    9,200,000     12,198,453     5.81% Quarterly
Wexford Offshore Spectrum Fund, Ltd.                    5,000,000      6,197,076     2.95% Quarterly
                                                    --------------------------------------
       Total Macro                                     38,422,223     42,469,881    20.22%
                                                    --------------------------------------

Event Driven:
Bay Harbor Partners, Ltd                                5,500,000      6,390,832     3.05% Quarterly
Contrarian Fund I Offshore Limited                      9,000,000     11,680,138     5.56% Annually
Spinnaker Global Emerging Markets Fund, Ltd.            4,500,000      6,364,492     3.03% Annually
Spinnaker Global Opportunity Fund, Ltd.                 6,000,000      7,957,098     3.79% Quarterly
Wexford Offshore Distressed Debt and
       Special Opportunities Fund Limited               5,000,000      6,029,490     2.87% Quarterly
                                                    --------------------------------------
       Total Event Driven                              30,000,000     38,422,050    18.30%
                                                    --------------------------------------
       Total Portfolio Funds                         $175,196,281   $208,768,349    99.42%
                                                    ======================================

 * Percentages are based on Members' Capital as of September 30, 2006.

 **Available frequency of redemptions after any applicable lock-up period, which range from zero to two years.

 The aggregate cost of investments for tax purposes was $175,196,281. Net unrealized appreciation on investments for tax purposes was $33,572,068 consisting of $34,379,294 of gross unrealized appreciation and $(807,226) of gross unrealized depreciation.

 The investments in Portfolio Funds shown above, representing 99.42% of members' capital, have been valued in accordance with procedures established by the Board of Managers.



The accompanying notes are an integral part of the financial statements.


MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at value                                                $    208,768,349
Portfolio Fund investments made in advance                                                    17,500,000
Cash and cash equivalents                                                                      1,378,863
Receivable for Portfolio Funds sold                                                              433,934
Other assets                                                                                      52,218
                                                                                        -----------------
       Total assets                                                                          228,133,364
                                                                                        -----------------

LIABILITIES
Loan payable                                                                                  17,200,000
Investment Management fee payable                                                                654,860
Administration fees payable                                                                      123,250
Board of Managers' fees payable                                                                   41,500
Accrued expenses                                                                                 126,460
                                                                                        -----------------
       Total liabilities                                                                      18,146,070
                                                                                        -----------------

       NET ASSETS                                                                       $    209,987,294
                                                                                        =================

Members' Capital
Represented by:
Capital contributions, net of repurchases                                               $    165,602,833
Accumulated net realized gain on Portfolio Funds, less expenses                               10,812,393
Accumulated net unrealized appreciation on investments in Portfolio Funds                     33,572,068
                                                                                        -----------------
       MEMBERS' CAPITAL                                                                 $    209,987,294
                                                                                        =================

The accompanying notes are an integral part of the financial statements.

                                  4



MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------


Investment Income:
     Interest                                                                              $     100,552
     Dividends                                                                                     9,488
                                                                                          ---------------
          Total investment income                                                                110,040
                                                                                          ---------------

Expenses:
     Investment management fee                                                                   790,499
     Administration fees                                                                         144,409
     Professional fees                                                                           115,500
     Loan Interest expense                                                                        48,485
     Board of Managers' fees                                                                      39,000
     Insurance fees                                                                               22,350
     Custodian fees                                                                               10,541
     Other expenses                                                                               14,100
                                                                                          ---------------
          Total Expenses                                                                       1,184,884
                                                                                          ---------------
Net Investment Loss                                                                           (1,074,844)
                                                                                          ---------------

Realized and Unrealized Gain (Loss) on Portfolio Funds:
     Net realized gain on Portfolio Funds                                                      4,102,923
     Net change in unrealized depreciation on investments in Portfolio Funds                  (4,369,504)
                                                                                          ---------------
Net Realized and Unrealized Loss on Portfolio Funds                                             (266,581)
                                                                                          ---------------

Net Decrease in Members' Capital Derived from Investment Activities                        $  (1,341,425)
                                                                                          ===============


The accompanying notes are an integral part of the financial statements.


MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2006
AND THE YEAR ENDED MARCH 31, 2006
---------------------------------------------------------------------------------------------------------------------


FOR THE YEAR ENDED MARCH 31, 2006

FROM INVESTMENT ACTIVITIES:
Net investment loss                                                                       $  (3,698,769)
Net realized gain on Portfolio Funds                                                          6,624,593
Net change in unrealized appreciation
    on investments in Portfolio Funds                                                        22,642,578
                                                                                         ---------------
      Net increase in in Members' Capital derived
        from investment activities                                                           25,568,402
                                                                                         ---------------
MEMBERS' CAPITAL TRANSACTIONS
Cost of Interests Repurchased                                                                (1,500,000)
                                                                                         ---------------

Net Increase in Members' Capital                                                             24,068,402
Members' Capital, March 31, 2005                                                            187,260,317
                                                                                         ---------------
Members' Capital, March 31, 2006                                                          $ 211,328,719
                                                                                         ===============



FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

FROM INVESTMENT ACTIVITIES:
Net investment loss                                                                       $  (1,074,844)
Net realized gain on Portfolio Funds                                                          4,102,923
Net change in unrealized depreciation
    on investments in Portfolio Funds                                                        (4,369,504)
                                                                                         ---------------
      Net decrease in in Members' Capital derived
        from investment activities                                                           (1,341,425)
                                                                                         ---------------

Net Decrease in Members' Capital                                                             (1,341,425)
Members' Capital, March 31, 2006                                                            211,328,719
                                                                                         ---------------
Members' Capital, September 30, 2006                                                      $ 209,987,294
                                                                                         ===============



The accompanying notes are an integral part of the financial statements.


MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------

..
CASH FLOWS USED IN OPERATING ACTIVITIES
Net Decrease in Members' Capital Derived from Investment Activities                      $    (1,341,425)
Adjustments to reconcile Net Decrease in Members' Capital Derived from
        Investment Activities to net cash provided by operating activities:
                     Proceeds from Portfolio Funds sold                      31,006,969
                     Cost of Portfolio Funds purchased                      (29,119,913)
                     Net change in unrealized appreciation
                               on investments in Portfolio Funds              4,369,504
                     Net realized gain on Portfolio Funds                    (4,102,923)
               (Increase) Decrease in assets:
                     Portfolio Fund investments made in advance             (17,500,000)
                     Receivable for Portfolio Funds sold                      2,480,349
                     Other assets                                                 4,816
               Increase (Decrease) in liabilities:
                     Incentive fees payable                                  (2,196,596)
                     Administration fees payable                                 65,529
                     Investment management fee payable                          260,741
                     Board of Managers' fees payable                             39,000
                     Accrued expenses                                             2,531
                                                                        ----------------
Total adjustments                                                                            (14,689,993)
                                                                                        -----------------
Net cash used in operating activities                                                        (16,031,418)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Bank Loan                                                      17,200,000
                                                                        ----------------

Net cash provided by financing activities                                                     17,200,000
                                                                                        -----------------
Net increase in cash and cash equivalents                                                      1,168,582
BEGINNING OF PERIOD                                                                              210,281
                                                                                        -----------------
END OF PERIOD                                                                            $     1,378,863
                                                                                        =================


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
        Cash paid during period for interest                                             $           203
                                                                                        =================

The accompanying notes are an integral part of the financial statements.

                                  7


MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


 1.   ORGANIZATION

      Mezzacappa Long/Short Fund, LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware in August of 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 1, 2004. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement ("Operating Agreement").

      The Fund's investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third party investment advisers ("Portfolio Managers") that specialize primarily in long and short equity investing in publicly traded companies. The Portfolio Managers invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

      The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. Three quarters of the Board are persons who are independent with respect to the Fund. The independent managers are each paid by the Fund an annual retainer of $20,000 plus $2,500 per meeting attended plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

      Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as the Investment Manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund.

 2.   SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the Fund:

      A. USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

 2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B. PORTFOLIO VALUATION

         The Fund computes its net asset value as of the last day of each month. In determining its net asset value, the Fund will value its investments as of such month end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

         Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

         If subadvisers are engaged to manage a portion of the Fund's assets, or if the Fund holds any securities other than interests in Portfolio Funds, the Fund will generally value the portfolio securities on U.S. exchange-listed and NASDAQ-traded equity securities (other than options) at their closing composite sale prices as reported on the exchange on which those securities are primarily traded. If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges. Securities traded on a non-U.S. securities exchange are valued at their closing sale prices on the exchange on which the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Listed options are valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

 2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C. INCOME RECOGNITION AND EXPENSES

         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

         Realized  gains  and  losses  from  Portfolio  Fund   transactions  are
         calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

         Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

         The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting; audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund as may be approved by the Board.

      D. INCOME TAXES

         The Fund is treated as a partnership for federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

      E. DISTRIBUTION POLICY

         The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F. CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. All cash is invested overnight in a short-term time deposit with the Fund's custodian.

3.    INVESTMENT IN PORTFOLIO FUNDS

      The Fund has the ability to liquidate its investments periodically, ranging from daily to annually, depending on the provisions of the respective Portfolio Fund's governing agreements. Contribution requirements may also vary based on each Portfolio Fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Fund's investment, as well as incentive fees and allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's investment fund balance in accordance with each Portfolio

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

3.    INVESTMENT IN PORTFOLIO FUNDS (CONTINUED)

      Fund's governing agreement. During the year ended March 31, 2006, fees for these services ranged from 1.0% to 2.0% annually for management fees and up to 25% (generally 20%) for incentive fees and allocations. While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

      A. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Fund Investments is limited to the value of these investments reported by the Portfolio Fund.

      B. Concentration of Risk

         The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

      C. Indemnifications

         In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

4.    Members' Capital Accounts

      A separate capital account is maintained for each Member of the Fund. At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate Capital Account for purposes of such allocation.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

4.    MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

      A. CONTRIBUTIONS

         Each Member must subscribe for a minimum initial investment in the Fund of $2,000,000 subject to the sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase of transfer requests by the Member, is less than $2,000,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

      B. REDEMPTIONS AND REPURCHASES OF INTERESTS BY THE FUND

         No Member has the right to require the Fund to redeem its interest in the Fund (an "Interest"). Subject to a determination by the Board, as discussed below, the Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendations of the Investment Manager as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Investment Manager expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's assets on December 31 of each year. Notwithstanding the foregoing, the Fund will not repurchase any Interest or portion of an Interest that has been held by the tendering Member for less than one year.

5.    INVESTMENT  MANAGEMENT FEE, INCENTIVE FEE, RELATED  PARTY  TRANSACTIONS
      AND OTHER

      The Fund pays the Investment Manager a monthly fee of 0.0625% (0.75% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee, and after giving effect to other Fund expenses.

      The Investment Manager is entitled to receive an incentive fee. Generally, at the end of each fiscal year, an amount equal to 10% of the net profits ("Incentive Fee"), if any, allocated to each Member's capital account during the year in excess of the Preferred Return (as defined herein), net of such Member's pro rata share of the Investment Management Fee, will be paid to the Investment Manager. No Incentive Fee is paid, however, with respect to a Member's capital account until any prior losses of such Member have been recovered. An Incentive Fee will also be determined in respect of a Member and paid to the Investment Manager at the time of repurchase of a Member's Interest and upon liquidation of the Fund.

      Any Incentive Fee to be determined and paid in respect of a period of less than 12 months will be based upon a pro-rated Preferred Return.

      The Preferred Return for any Member for any incentive fee period means an amount determined by applying an annual percentage rate equal to the 1-year Treasury constant maturity interest rate to the capital account balance as of the beginning of the applicable Incentive Fee Period for the period beginning on the first day of the Incentive Fee Period and ending on the last day of the Incentive Fee Period (calculating on the basis of the actual number of days elapsed during such period in a year of 360 days). The 1-year Treasury

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


5. INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      the preceding fiscal year as reported in Publication H.15, Selected Interest Rates, published by the Federal constant maturity interest rate used for this purpose will be the average (rounded to two decimal places) of the weekly average 1-year Treasury constant maturity interest rate for January, February, and March of Reserve System.

      The Fund has retained SEI Investments Global Funds Services (the "Administrator") to provide certain administrative and investor services to the Fund. For its services, the Fund pays the Administrator a monthly fee of 0.12% to 0.09% (on an annualized basis), of the Fund's month-end net asset value. The Fund also reimburses the Administrator for certain out-of-pocket expenses.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's month-end net asset value.

 6.   PORTFOLIO FUND INVESTMENT TRANSACTIONS

      For the six-month period ended September 30, 2006, purchases and sales of investments (except for short-term securities) were $29,119,913 and $31,006,969, respectively.

7.    LOAN

      On September 29, 2006, the Fund obtained a loan of $17,200,000 from Bank of America, N.A. which was repaid in October 2006. The loan bore interest at a variable rate equal to the daily Eurodollar rate plus 2.30 percent (approximately 7.62% annualized).


MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------

8.    FINANCIAL HIGHLIGHTS

      The following represents ratios to average Members' capital and other supplemental information for Members.


                                     For the                                                 For the Period
                                    Six-Month                                                January 1, 2004
                                   Period Ended          For the            For the          (commencement of
                                 September 30, 2006    Year Ended          Year Ended      operations) through
                                     (Unaudited)      March 31, 2006     March 31, 2005      March 31, 2004
                                  ---------------     ----------------   ----------------    ----------------
TOTAL RETURN (1)
Total Return, before incentive fee         (0.63)%            14.88 %              8.95 %             2.80 %(4)
Total Return, after incentive fee          (0.63)%            13.70 %              8.18 %             2.56 %(4)


Net assets, end of period (000's)       $209,987           $211,329            $187,260           $186,566

RATIO TO AVERAGE NET ASSETS (1):
  Expenses (2)                              1.12 %(3)          2.19 %              1.81 %             1.18 %(3)
  Net investment loss                      (1.03)%(3)         (1.88)%(5)          (1.67) %(5)        (1.16)%(3)


Portfolio turnover rate                    14.21 %(4)         40.62 %             58.19 %             3.62 %(4)





(1) The expense ratio, the net investment loss ratio and the total return ratios are calculated for the Members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive fee assessed to an individual Member's capital and may vary from these ratios based on the timing of capital transactions.
(2)   Does not include expenses of the Portfolio.
(3)   Annualized.
(4)   Not annualized.
(5) The net investment loss ratio does not include the effects of the incentive fee.


MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

9.    New Accounting Pronouncements

      In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more likely than not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely than-not to be sustained as of the adoption date. As of September 30, 2006, the Fund has evaluated the impact that will result from adopting FIN 48 and has determined it to be zero.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

10.   OTHER INFORMATION

      PROXY VOTING

      The Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights t the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Investment Manager. The Investment Manager has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Polices address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates. The Fund is registered with the Securities and Exchange Commission ("SEC").

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

10.   OTHER INFORMATION (CONTINUED)

      PROXY VOTING (CONTINUED)

      A description of the Investment Manager's Policies in available (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

      In addition, information regarding the Fund's proxy voting record will be available no later than August 31st of each year. The Fund's Form N-PX will be available no alter than August 31st (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

      AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviews and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

      MEZZACAPPA LONG/SHORT FUND, LLC
      630 Fifth Avenue, Suite 2600
      New York, New York 10111

      BOARD OF MANAGERS
      David P. Feldman
      Damon Mezzacappa
      Hans C. Mautner
      Jeremy Sillem

      OFFICERS
      Damon Mezzacappa, President
      Christopher Nagle, Secretary and Treasurer

      INVESTMENT MANAGER
      Mezzacappa Investors, LLC
      630 Fifth Avenue, Suite 2600
      New York, New York 10111

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      Anchin, Block & Anchin LLP
      1375 Broadway
      New York, New York 10018

      LEGAL COUNSEL
      Tannenbaum Helpern Syracuse & Hirschtritt LLP
      900 Third Avenue
      New York, New York 10022

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

While it is unlikely that the registrant will hold voting securities on a regular basis pursuant to its stated investment policies, the registrant may, from time to time, hold voting interests in an investment fund and may at some point vote a proxy. The Board of Managers of the registrant has adopted the proxy voting policies and procedures of the Adviser for use in connection with determining how to vote proxies related to portfolio securities, including the procedures that the registrant would use if a vote presents a conflict between the interests of the Members, on the one hand, and those of the Adviser, on the other. The Adviser has adopted as its proxy voting policies and procedures the Mezzacappa Investors, LLC Proxy Voting Policy and Procedures, which are attached as Exhibit B to this Form.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                     Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*                        /s/ Damon Mezzacappa
                                                 -------------------------
                                                 Damon Mezzacappa
                                                 Chief Executive Officer
Date: November 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Damon Mezzacappa
                                                 -------------------------
                                                 Damon Mezzacappa
                                                 Chief Executive Officer
Date: November 28, 2006


By (Signature and Title)*
                                                 /s/ Christopher S. Nagle
                                                 -------------------------
                                                 Christopher S. Nagle
                                                 Chief Financial Officer
Date: November 28, 2006


* Print the name and title of each signing officer under his or her signature.